UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street

         London, United Kingdom  W1J 0AH

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     February 04, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $2,186,355 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102   140197  3077074 SH       SOLE                  2357306   212417   507351
AMDOCS LTD                     ORD              G02602103   182193  6482530 SH       SOLE                  4965304   447797  1069429
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    47848  1033837 SH       SOLE                   791087    71295   171455
AUTODESK INC                   COM              052769106    11384   448000 SH       SOLE                   448000        0        0
BARD C R INC                   COM              067383109    91735  1195451 SH       SOLE                   916120    82463   196868
BECTON DICKINSON & CO          COM              075887109   194674  2506036 SH       SOLE                  1920283   172923   412830
BLACKBAUD INC                  COM              09227Q100    52844  2269839 SH       SOLE                  1733497   155610   380732
CITRIX SYS INC                 COM              177376100   102652  2504426 SH       SOLE                  1916498   173594   414334
DEERE & CO                     COM              244199105    97928  1837790 SH       SOLE                  1407745   127161   302884
EBAY INC                       COM              278642103    47274  2038564 SH       SOLE                  1561767   140697   336100
GREENHILL & CO INC             COM              395259104    68235   863241 SH       SOLE                   661198    59621   142422
JONES LANG LASALLE INC         COM              48020Q107    96624  1623891 SH       SOLE                  1244051   112098   267742
MILLIPORE CORP                 COM              601073109    82977  1163869 SH       SOLE                   895960    78827   189082
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    61153  1827175 SH       SOLE                  1406338   127840   292997
MOHAWK INDS INC                COM              608190104    42367   903631 SH       SOLE                   690403    62970   150258
NALCO HOLDING COMPANY          COM              62985Q101    54122  2153653 SH       SOLE                  1649910   148670   355073
NORTHERN TR CORP               COM              665859104   182144  3528775 SH       SOLE                  2715683   251286   561806
PLUM CREEK TIMBER CO INC       COM              729251108   172373  4627571 SH       SOLE                  3813681   290317   523573
QUANTA SVCS INC                COM              74762E102   102627  4990616 SH       SOLE                  3951601   306612   732403
SPDR TR                        UNIT SER 1       78462F103       32    27050 SH       SOLE                        0        0    27050
STAPLES INC                    COM              855030102    58962  2434079 SH       SOLE                  1863849   168299   401931
STRAYER ED INC                 COM              863236105    52390   250265 SH       SOLE                   191293    17699    41273
VARIAN MED SYS INC             COM              92220P105   150572  3262537 SH       SOLE                  2498124   225479   538934
VCA ANTECH INC                 COM              918194101    42373  1726077 SH       SOLE                  1322088   119250   284739
WATERS CORP                    COM              941848103    50675   830238 SH       SOLE                   635713    57379   137146